UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund:  Funds For Institutions Series

FFI Government Fund

FFI Institutional Fund

FFI Institutional Tax-Exempt Fund

FFI Premier Institutional Fund

FFI Select Institutional Fund

FFI Treasury Fund

Master Institutional Money Market LLC

Master Institutional Portfolio

Master Institutional Tax-Exempt Portfolio

Master Premier Institutional Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	FFI Government Fund (Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 1.25%, 2/27/14	$6,138	$6,143,139
Fannie Mae Discount Notes (a):
0.09%, 2/19/14	13,215	13,214,438
0.16%, 3/03/14	5,670	5,669,244
0.12%, 5/28/14	30,000	29,988,400
0.10%, 6/02/14	16,500	16,494,454
0.10%, 7/09/14	5,765	5,762,622
Fannie Mae Variable Rate Notes (b):
0.13%, 2/27/15	15,000	14,995,959
0.14%, 8/05/15	11,000	10,996,631
Federal Farm Credit Bank, 0.17%, 9/17/14	9,970	9,969,228
Federal Farm Credit Bank Discount Notes (a):
0.15%, 9/12/14	5,492	5,486,897
0.15%, 10/07/14	5,600	5,594,213
0.16%, 10/27/14	5,480	5,473,473
Federal Farm Credit Bank Variable Rate Notes (b):
0.11%, 3/07/14	50,000	49,999,570
0.16%, 2/26/16	16,564	16,563,149
Federal Home Loan Bank:
0.18%, 3/05/14	5,000	4,999,923
0.18%, 3/06/14	20,000	19,999,861
0.13%, 3/19/14	20,000	19,999,197
0.13%, 4/11/14	10,000	9,999,250
0.12%, 6/09/14	7,000	6,999,594
0.18%, 7/18/14	10,000	9,999,497
0.13%, 7/29/14	2,540	2,539,388
0.16%, 10/10/14	8,400	8,399,283
Federal Home Loan Bank Discount Notes (a):
0.09%, 2/19/14	7,600	7,599,658
0.09%, 4/02/14	15,310	15,307,704
0.12%, 4/29/14	8,200	8,197,622
0.12%, 4/30/14	10,900	10,896,803
0.12%, 5/21/14	16,700	16,693,932
0.14%, 6/18/14	10,000	9,994,863
0.14%, 6/18/14	7,900	7,895,851
0.14%, 6/20/14	11,000	10,994,054
0.10%, 7/02/14	5,000	4,997,903
0.18%, 7/15/14	5,700	5,695,456
0.10%, 7/16/14	16,100	16,092,621
0.11%, 8/12/14	18,800	18,788,971
0.14%, 9/17/14	36,700	36,667,459
Federal Home Loan Bank Variable Rate Notes (b):
0.12%, 2/25/14	25,000	24,999,501
0.11%, 2/28/14	20,000	19,999,781
0.14%, 3/06/14	15,000	14,999,867
0.10%, 5/09/14	18,000	17,999,873
0.11%, 6/06/14	25,000	25,000,000
0.13%, 6/17/14	20,000	19,998,481
0.13%, 6/26/14	10,000	10,000,119
US Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes (concluded) (b):
0.09%, 8/22/14	$50,000	$49,991,855
0.11%, 12/19/14	12,500	12,498,888
0.15%, 7/16/15	10,000	10,000,000
0.14%, 11/25/15	8,680	8,678,406
0.15%, 12/11/15	9,000	8,998,296
Federal Home Loan Mortgage Corp.:
1.00%, 8/27/14	22,000	22,110,050
Freddie Mac Discount Notes (a):
0.13%, 2/11/14	10,350	10,349,626
0.18%, 2/24/14	5,000	4,999,425
0.12%, 3/12/14	5,000	4,999,350
0.11%, 3/19/14	7,000	6,999,016
0.10%, 4/07/14	10,375	10,373,145
0.11%, 5/16/14	10,000	9,996,822
0.13%, 6/16/14	75,000	74,963,719
0.13%, 6/23/14	11,180	11,174,267
0.12%, 7/07/14	11,520	11,514,259
0.13%, 8/05/14	5,000	4,996,660
0.16%, 10/20/14	17,250	17,230,740
0.15%, 11/04/14	4,785	4,779,497
Freddie Mac Variable Rate Notes (b):
0.14%, 10/16/15	6,100	6,100,000
0.15%, 11/25/15	15,000	15,000,000
Total US Government Sponsored Agency Obligations — 52.8%		887,861,950

US Treasury Obligations
US Treasury Notes:
1.25%, 2/15/14	8,000	8,003,296
0.25%, 2/28/14	15,000	15,000,831
0.25%, 4/30/14	16,100	16,103,431
Total US Treasury Obligations — 2.3%		39,107,558

Repurchase Agreements
Barclays Capital, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $7,000,011, collateralized by a US Treasury Obligation, 2.13%, due 1/31/21, original par and fair value of $7,166,900 and $7,140,024, respectively)	7,000	7,000,000
Total Value of Barclays Capital, Inc.(collateral value of $7,140,024)		7,000,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014	1

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.04%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $73,000,243, collateralized by various US Government Sponsored Agency Obligations, 2.49% - 6.44%, due 8/20/27 - 1/25/44, original par and fair values of $509,993,536 and $78,493,178, respectively)	$73,000	$73,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $78,493,178)		73,000,000
Citigroup Global Markets, Inc., 0.03%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $3,000,008, collateralized by various US Government Sponsored Agency Obligations, 3.00% - 4.00%, due 9/01/26 to 1/01/43, original par and fair values of $3,551,801 and $3,090,000, respectively)	3,000	3,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $3,090,000)		3,000,000
Credit Suisse Securities (USA) LLC, 0.01%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $12,000,010, collateralized by a US Treasury Obligation, 2.38%, due 1/15/17, original par and fair value of $9,580,000 and $12,245,921, respectively)	12,000	12,000,000
Credit Suisse Securities (USA) LLC, 0.36%, 3/12/14 (Purchased on 12/12/13 to be repurchased at $8,007,200, collateralized by various US Government Sponsored Agency Obligations, 0.00%, due 8/01/27 - 5/15/37, original par and fair values of $762,538,266 and $8,880,013, respectively)	8,000	8,000,000
Total Value of Credit Suisse Securities (USA) LLC. (collateral value of $21,125,934)		20,000,000
Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $25,000,042, collateralized by a US Treasury Obligation, 0.25%, due 12/31/15, original par and fair value of $25,530,500 and $25,500,070, respectively)	$25,000	$25,000,000
Deutsche Bank Securities, Inc., 0.03%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $80,000,200, collateralized by various US Government Sponsored Agency Obligations and a US Treasury Obligation, 0.00% - 1,158.41%, due 12/31/15 - 10/20/62, original par and fair values of $1,573,990,956 and $84,386,697, respectively)	80,000	80,000,000
Deutsche Bank Securities, Inc., 0.05%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $25,000,104, collateralized by a US Treasury Obligation, 0.25%, due 12/31/15, original par and fair value of $25,530,500 and $25,500,070, respectively)	25,000	25,000,000
Deutsche Bank Securities, Inc., 0.08%, 4/15/14 (Purchased on 1/15/14 to be repurchased at $34,461,891, collateralized by various US Government Sponsored Agency Obligations, 2.03% - 38.65%, due 5/25/27 - 1/15/55, original par and fair values of $388,193,551 and $37,212,114, respectively) (c)	34,455	34,455,000
Deutsche Bank Securities, Inc., 0.08%, 4/22/14 (Purchased on 1/21/14 to be repurchased at $34,261,927, collateralized by various US Government Sponsored Agency Obligations and a US Treasury Obligation, 0.25% - 23.69%, due 12/31/15 - 8/16/43, original par and fair values of $34,084,419 and $36,643,245, respectively) (c)	34,255	34,255,000

2	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.08%, 4/23/14 (Purchased on 1/22/14 to be repurchased at $39,718,030, collateralized by various US Government Sponsored Agency Obligations and a US Treasury Obligation, 0.25% - 6.39%, due 12/31/15 -1/15/55, original par and fair values of $238,926,967 and $42,398,870, respectively) (c)	$39,710	$39,710,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $251,641,066)		238,420,000
Goldman Sachs & Co., 0.03%, 2/04/14 (Purchased on 1/28/14 to be repurchased at $34,000,198, collateralized by various US Government Sponsored Agency Obligations, 3.21% - 32.12%, due 7/20/36 - 7/15/43, original par and fair values of $51,055,988 and $36,380,000, respectively)	34,000	34,000,000
Goldman Sachs & Co., 0.06%, 2/05/14 (Purchased on 1/28/14 to be repurchased at $46,085,614, collateralized by various US Government Sponsored Agency Obligations, 3.00% - 32.12%, due 6/25/31 - 10/25/43, original par and fair values of $97,832,968 and $49,508,847, respectively) (c)	46,085	46,085,000
Goldman Sachs & Co., 0.04%, 2/07/14 (Purchased on 1/06/14 to be repurchased at $36,346,292, collateralized by various US Government Sponsored Agency Obligations, 2.27% - 32.12%, due 7/20/36 - 6/15/43, original par and fair values of $220,950,249 and $39,546,948, respectively)	36,345	36,345,000
Total Value of Goldman Sachs & Co. (collateral value of $125,435,795)		116,430,000
Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.01%, 2/03/14 (Purchased on 1/28/14 to be repurchased at $75,000,125, collateralized by various US Treasury Obligations, 0.38% - 4.50%, due 5/15/17 - 1/15/25, original par and fair values of $74,304,000 and $76,500,309, respectively)	$75,000	$75,000,000
HSBC Securities (USA), Inc., 0.02%, 2/03/14 (Purchased on 1/28/14 to be repurchased at $20,000,067, collateralized by various US Government Sponsored Agency Obligations, 3.50% - 6.00%, due 10/01/19 - 1/01/44, original par and fair values of $33,062,802 and $20,600,382, respectively)	20,000	20,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $97,100,691)		95,000,000
JPMorgan Securities LLC, 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $15,000,025, collateralized by a US Treasury Obligation, 0.00%, due 2/15/24, original par and fair value of $20,510,000 and $15,301,691, respectively)	15,000	15,000,000
JPMorgan Securities LLC, 0.19%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $40,000,633, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 5.50%, due 12/15/36 - 1/15/43, original par and fair values of $91,596,509 and $41,202,223, respectively)	40,000	40,000,000
Total Value of JPMorgan Securities LLC (collateral value of $56,503,914)		55,000,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014	3

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $54,000,090, collateralized by various US Government Sponsored Agency Obligations and a US Treasury Obligation, 0.00% - 6.29%, due 10/16/14 - 1/25/43, original par and fair values of $246,641,916 and $56,537,437, respectively)	$54,000	$54,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $56,537,437)		54,000,000
Morgan Stanley & Co. LLC, 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $15,000,025, collateralized by various US Treasury Obligations, 0.38% - 4.25%, due 6/15/15 - 12/31/16, original par and fair values of $14,811,768 and $15,300,000, respectively)	15,000	15,000,000

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.03%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $60,000,150, collateralized by various US Government Sponsored Agency Obligations, 2.11% - 4.00%, due 10/01/28 - 2/01/43, original par and fair values of $85,426,576 and $64,872,966, respectively)	$60,000	$60,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $80,172,966)		75,000,000
TD Securities (USA) LLC, 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $10,000,017, collateralized by a US Treasury Obligation, 0.63%, due 11/15/16, original par and fair value of $10,189,700 and $10,200,067, respectively)	10,000	10,000,000
Total Value of TD Securities (USA) LLC (collateral value of $10,200,067)		10,000,000
Total Repurchase Agreements — 44.4%		746,850,000
Total Investments (Cost — $1,673,819,508*) — 99.5%		1,673,819,508
Other Assets Less Liabilities — 0.5%		9,079,033

Net Assets — 100.0%		$1,682,898,541

*	Cost for federal income tax purposes

Notes to Schedule of Investments

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

4	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014

Schedule of Investments (concluded)	FFI Government Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,673,819,508	—	$1,673,819,508
[1] See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, cash in the amount of $8,938,254 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014	5

Schedule of Investments January 31, 2014 (Unaudited)	FFI Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Institutional Fund of Master Institutional Portfolio	$2,134,215,943
Total Investments (Cost — $2,134,215,943) — 100.0%	2,134,215,943
Liabilities in Excess of Other Assets — (0.0)%	(207,003)

Net Assets — 100.0%	$2,134,008,940

FFI Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $2,134,215,943 and 39.5%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended January 31, 2014.

6	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014

Schedule of Investments January 31, 2014 (Unaudited)	FFI Institutional Tax-Exempt Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Institutional Tax-Exempt Fund of Master Institutional Tax-Exempt Portfolio	$1,238,129,485
Total Investments (Cost — $1,238,129,485) — 100.0%	1,238,129,485
Liabilities in Excess of Other Assets — (0.0)%	(38,516)

Net Assets — 100.0%	$1,238,090,969

FFI Institutional Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Tax-Exempt Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,238,129,485 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended January 31, 2014.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014	7

Schedule of Investments January 31, 2014 (Unaudited)	FFI Premier Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Premier Institutional Fund of Master Premier Institutional Portfolio	$7,585,095,281
Total Investments (Cost — $7,585,095,281) — 99.8%	7,585,095,281
Other Assets Less Liabilities — 0.2%	16,172,091

Net Assets — 100.0%	$7,601,267,372

FFI Premier Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Premier Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $7,585,095,281 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended January 31, 2014.

8	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014

Schedule of Investments January 31, 2014 (Unaudited)	FFI Select Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Select Institutional Fund of Master Institutional Portfolio	$3,275,103,390
Total Investments (Cost — $3,275,103,390) — 100.0%	3,275,103,390
Liabilities in Excess of Other Assets — (0.0)%	(341,075)

Net Assets — 100.0%	$3,274,762,315

FFI Select Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $3,275,103,390 and 60.5%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended January 31, 2014.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014	9

Schedule of Investments January 31, 2014 (Unaudited)	FFI Treasury Fund (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bills (a):
0.00% - 0.06%, 2/06/14	$435,227	$435,226,143
0.00% - 0.08%, 2/13/14	418,000	417,993,754
0.01% - 0.08%, 2/20/14	421,267	421,255,703
0.05%, 3/06/14	53,185	53,183,376
0.04% - 0.07%, 3/13/14	498,417	498,392,286
0.04% - 0.05%, 4/17/14	175,000	174,983,723
0.04% - 0.13%, 4/24/14	266,160	266,121,629
0.06%, 5/01/14	112,000	111,983,770
0.08%, 5/08/14	15,000	14,996,800
0.10%, 5/22/14	15,000	14,995,417
0.10%, 6/05/14	6,000	5,997,933
0.09%, 6/19/14	45,000	44,984,475
0.09%, 6/26/14	10,537	10,533,180
0.09%, 7/03/14	50,000	49,981,000
0.09%, 7/10/14	50,000	49,980,125
0.06%, 7/17/14	50,000	49,985,590
0.06%, 7/31/14	75,000	74,977,500
US Treasury Obligations	Par (000)	Value
US Treasury Notes:
0.25%, 2/28/14	$25,500	$25,501,312
1.25%, 4/15/14	50,000	50,115,604
0.25%, 4/30/14	15,365	15,369,867
1.00%, 5/15/14	16,000	16,039,244
0.63%, 7/15/14	13,755	13,783,155
0.50%, 8/15/14	10,000	10,019,596
Total Investments (Cost — $2,826,401,182*) — 100.0%		2,826,401,182
Other Assets Less Liabilities — 0.0%		142,609

Net Assets — 100.0%		$2,826,543,791

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

10	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014

Schedule of Investments (concluded)	FFI Treasury Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,826,401,182	—	$2,826,401,182
[1] See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, cash of $1,077 is categorized as Level 1 within the disclosure hierarchy.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014	11

Schedule of Investments January 31, 2014 (Unaudited)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (a) — 35.8%
Bank of Montreal, Chicago:
0.17%, 3/14/14	$50,000	$50,000,000
0.24%, 9/05/14 (b)	65,000	65,002,612
Bank of Nova Scotia, Houston:
0.20%, 4/21/14	28,000	28,000,000
0.26%, 8/08/14 (b)	40,000	40,000,000
0.24%, 11/06/14 (b)	10,000	10,000,000
Barclays Bank PLC, NY, 0.25%, 2/03/14	80,000	80,000,000
Canadian Imperial Bank of Commerce, NY (b):
0.26%, 3/03/14	25,000	25,000,000
0.24%, 6/13/14	19,305	19,305,000
0.23%, 8/08/14	49,000	49,000,000
Credit Industriel et Commercial, NY:
0.15%, 2/06/14	112,000	112,000,000
0.25%, 3/11/14	15,000	15,000,000
0.24%, 5/06/14	30,500	30,500,000
Credit Suisse, NY, 0.32%, 6/06/14 (b)	18,000	18,000,000
Deutsche Bank AG, NY, 0.30%, 2/28/14 (b)	34,000	34,000,000
Mitsubishi UFJ Trust & Bank, Co.& Banking, NY:
0.21%, 2/18/14	60,000	60,000,000
0.22%, 3/19/14	60,000	60,000,000
Mitsubishi UFJ Trust & Banking Corp., NY, 0.28%, 2/20/14	64,500	64,500,000
Mizuho Bank Ltd., NY:
0.22%, 2/03/14	70,000	70,000,000
0.23%, 3/03/14	50,000	50,000,000
0.21%, 5/13/14	25,000	24,999,299
0.22%, 5/21/14	40,000	40,000,000
National Australia Bank Ltd., NY (b):
0.27%, 8/08/14	30,000	30,000,000
0.24%, 8/13/14	20,000	20,000,000
Norinchukin Bank, NY, 0.10%, 2/05/14	150,000	150,000,000
Rabobank Nederland NV, NY:
0.25%, 7/01/14	50,000	50,000,000
0.25%, 7/15/14	100,000	100,000,000
Royal Bank of Canada, NY (b):
0.26%, 10/10/14	20,000	20,000,000
0.24%, 10/31/14	16,000	16,000,000
0.24%, 12/05/14	15,000	15,000,000
0.24%, 12/11/14	15,000	15,000,000
0.24%, 1/13/15	23,000	23,000,000
Societe Generale, NY, 0.33%, 9/19/14 (b)	51,000	51,000,000
Certificates of Deposit	Par (000)	Value
Yankee (concluded)
Sumitomo Mitsui Banking Corp., NY:
0.23%, 2/10/14	$50,000	$50,000,000
0.17%, 2/19/14	40,000	40,000,000
0.22%, 4/04/14	45,000	45,000,000
0.22%, 4/23/14	100,000	100,000,000
0.22%, 5/05/14	40,000	40,000,000
Toronto-Dominion Bank, NY:
0.23%, 7/24/14 (b)	31,000	31,000,000
0.25%, 8/12/14	50,000	50,000,000
0.24%, 9/04/14	25,000	25,000,000
Wells Fargo Bank NA:
0.22%, 2/10/14	25,000	25,000,000
0.22%, 5/01/14 (b)	20,000	20,001,067
0.24%, 9/09/14 (b)	20,000	20,002,446
Westpac Banking Corp., NY (b):
0.27%, 4/15/14	43,500	43,500,000
0.24%, 8/08/14	11,500	11,500,024
Total Certificates of Deposit — 35.8%		1,936,310,448

Commercial Paper
Antalis US Funding Corp., 0.26%, 2/07/14 (c)	19,700	19,699,146
Australia & New Zealand Banking Group Ltd., 0.23%, 11/25/14 (b)	30,000	30,000,000
Bank of Nederlandse Gemeenten (c):
0.21%, 6/03/14	50,000	49,964,417
0.21%, 8/05/14	45,000	44,951,438
Barton Capital Corp., 0.21%, 3/18/14 (c)	55,000	54,985,563
Bedford Row Funding Corp., 0.33%, 10/09/14 (c)	7,000	6,983,958
BNP Paribas Finance, Inc., 0.34%, 3/13/14 (c)	22,500	22,491,500
Caisse Centrale Desjardins du Quebec, 0.17%, 4/07/14 (c)	34,700	34,689,662
Chariot Funding LLC, 0.24%, 4/10/14 (c)	20,000	19,990,933
Collateralized Commercial Paper Co. LLC, 0.30%, 3/11/14 (c)	55,000	54,982,583
Commonwealth Bank of Australia (b):
0.24%, 5/02/14	29,000	29,000,000
0.24%, 5/15/14	22,000	22,000,000
0.25%, 6/06/14	40,000	40,000,000
0.24%, 11/20/14	12,000	12,000,000

12	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Commonwealth Bank of Australia, NY, 0.23%, 11/17/14 (b)	$12,000	$12,000,000
CPPIB Capital, Inc., 0.30%, 2/09/15 (c)	27,000	26,916,075
Deutsche Bank Financial LLC, 0.16%, 3/05/14 (c)	50,000	49,992,889
DNB Bank ASA, 0.22%, 3/18/14 (c)	41,525	41,513,581
HSBC Bank PLC (b):
0.26%, 9/09/14 (d)	27,000	27,000,000
0.26%, 9/10/14	10,000	10,000,000
HSBC Bank PLC, NY, 0.24%, 8/05/14 (b)	29,400	29,406,304
JPMorgan Securities, 0.27%, 4/21/14 (c)	35,000	34,979,263
Kells Funding LLC:
0.21%, 3/14/14 (b)	10,000	10,000,000
0.24%, 6/02/14 (c)	40,000	39,967,733
0.24%, 10/14/14 (b)(d)	30,000	30,000,000
0.24%, 10/22/14 (b)(d)	50,000	50,000,000
0.27%, 10/27/14 (c)	40,000	39,919,600
0.25%, 1/09/15 (b)(d)	20,000	20,000,000
Mont Blanc Capital Corp. (c):
0.23%, 3/10/14	58,103	58,089,265
0.19%, 4/21/14	45,158	45,139,172
0.23%, 5/12/14	13,000	12,991,694
Nederlandse Waterschapsbank NV:
0.23%, 2/18/14 (b)	10,000	10,000,000
0.33%, 5/21/14 (c)	30,000	29,970,025
0.26%, 7/28/14 (b)	9,000	9,000,884
0.26%, 7/30/14 (b)	9,000	9,000,894
0.25%, 11/03/14 (b)	25,000	25,000,000
0.25%, 12/05/14 (b)	20,000	20,000,000
Nieuw Amsterdam Receivables Corp. (c):
0.15%, 2/05/14	39,894	39,893,335
0.16%, 2/11/14	50,616	50,613,821
Nordea Bank AB, 0.19%, 4/10/14 (c)	35,000	34,987,439
Old Line Funding LLC (c):
0.24%, 3/20/14	15,000	14,995,300
0.24%, 4/22/14	25,000	24,986,667
0.23%, 7/14/14	15,000	14,984,379
Rabobank USA Financial Corp., 0.23%, 5/08/14 (c)	35,000	34,978,533
Sheffield Receivable Corp., 0.24%, 3/12/14 (c)	35,000	34,990,900
Societe Generale North America, Inc. (c):
0.25%, 3/03/14	20,000	19,995,833
0.24%, 5/02/14	50,000	49,969,375
Sumitomo Mitsui Banking Corp., 0.21%, 3/06/14 (c)	20,000	19,996,242
Commercial Paper	Par (000)	Value
Sydney Capital Corp. (c):
0.22%, 2/25/14	$47,100	$47,093,092
0.21%, 3/17/14	35,900	35,890,786
Westpac Banking Corp., NY:
0.27%, 7/09/14 (b)	36,230	36,230,000
0.24%, 8/01/14 (b)	35,000	35,000,000
0.30%, 1/02/15 (c)	60,000	59,832,500
Total Commercial Paper — 30.3%		1,637,064,781

Corporate Notes (b)(d)
Commonwealth Bank of Australia, 0.26%, 3/17/14	25,000	25,021,632
National Australia Bank Ltd., 0.22%, 4/11/14	7,150	7,160,047
Svenska Handelsbanken AB, 0.27%, 5/15/14	40,200	40,200,000
Total Corporate Notes — 1.3%		72,381,679

Municipal Bonds (e)
County of Clark Nevada, Refunding RB, VRDN, Las Vegas McCarran International Airport, Series F-2 (Union Bank NA LOC), 0.05%, 2/07/14	11,750	11,750,000
Illinois Finance Authority, Refunding RB, VRDN, University of Chicago (US Bank NA SBPA), 0.04%, 2/07/14	33,520	33,520,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN, Partners Healthcare System -F3 (TD Bank NA LOC), 0.03%, 2/07/14	49,095	49,095,000
New York State Energy Research & Development Authority, RB, AMT, VRDN, Consolidated Edison Co. of New York, Inc. Project, Series A (Scotia Bank LOC), 0.03%, 2/07/14	15,000	15,000,000
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA LOC), 0.05%, 2/07/14	7,870	7,870,000
University of Texas, Permanent University Fund, Refunding RB, VRDN, Series A, 0.02%, 2/07/14	11,445	11,445,000
Total Municipal Bonds — 2.4%		128,680,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014	13

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Time Deposits	Par (000)	Value
Barclays Bank PLC, 0.08%, 2/03/14	$26,000	$26,000,000
Credit Agricole, NY, 0.10%, 2/03/14	225,000	225,000,000
ING Bank NV, NY, 0.10%, 2/05/14	61,000	61,000,000
Natixis, NY, 0.10%, 2/03/14	262,000	262,000,000
Societe Generale, NY, 0.03%, 2/03/14	135,000	135,000,000
Total Time Deposits — 13.1%		709,000,000

US Government Sponsored Agency Securities
Federal Farm Credit Bank, 0.15%, 12/10/15 (b)	10,000	10,011,356
Total US Government Sponsored Agency Securities — 0.2%		10,011,356

US Treasury Obligations
US Treasury Bills (c):
0.07% - 0.08%, 5/01/14	145,000	144,973,671
0.08%, 6/26/14	75,000	74,975,531
US Treasury Notes:
0.13%, 4/30/14	80,000	80,336,180
0.14%, 5/31/14	25,000	25,008,624
Total US Treasury Obligations — 6.0%		325,294,006

Repurchase Agreements — 10.9%
Barclays Capital, Inc., 0.65%, 2/03/14 (Purchased on 8/01/13 to be repurchased at $50,167,917, collateralized by various Corporate/Debt Obligations, 0.24% - 10.53%, due 2/08/19 - 4/25/47, original par and fair values of $302,982,248 and $58,468,656, respectively) (e)	50,000	50,000,000
Total Value of Barclays Capital, Inc. (collateral value of $58,468,656)		50,000,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.40%, 3/17/14 (Purchased on 1/16/14 to be repurchased at $12,008,000, collateralized by various Corporate/Debt Obligations and various US Government Sponsored Agency Obligations, 0.28% - 8.59%, due 11/05/30 - 5/16/51, original par and fair values of $8,614,000 and $12,845,574, respectively)	$12,000	$12,000,000
Credit Suisse Securities (USA) LLC, 0.34%, 4/30/14 (Purchased on 1/30/14 to be repurchased at $24,020,400, collateralized by various US Government Sponsored Agency Obligations, 5.79% - 9.26%, due 8/15/42 - 12/15/43, original par and fair values of $93,456,599 and $25,680,889, respectively)	24,000	24,000,000
Credit Suisse Securities (USA) LLC, 0.50%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $25,001,042, collateralized by various Corporate/Debt Obligations, 0.58% - 7.44%, due 4/15/17 - 10/15/48, original par and fair values of $222,147,931 and $26,423,473, respectively) (e)	25,000	25,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $64,949,936)		61,000,000
Deutsche Bank Securities, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $132,000,220, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 5.00%, due 9/19/14 - 11/15/30, original par and fair values of $187,767,000 and $134,644,553, respectively)	132,000	132,000,000
Deutsche Bank Securities, Inc., 0.35%, 2/03/14 (Purchased on 11/04/13 to be repurchased at $20,017,694, collateralized by various Corporate/Debt Obligations and a US Government Sponsored Agency Obligation, 0.30% - 39.13%, due 7/15/18 - 6/12/50, original par and fair values of $66,087,136 and $24,052,076, respectively) (e)	20,000	20,000,000

14	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.35%, 2/07/14 (Purchased on 11/05/13 to be repurchased at $50,045,694, collateralized by various Corporate/Debt Obligations and a US Government Sponsored Agency Obligation, 0.00% - 45.86%, due 9/26/14 - 6/12/50, original par and fair values of $192,979,549 and $58,405,021, respectively) (e)	$50,000	$50,000,000
Deutsche Bank Securities, Inc., 0.35%, 2/13/14 (Purchased on 11/15/13 to be repurchased at $18,015,750, collateralized by various Corporate/Debt Obligations and a US Government Sponsored Agency Obligation, 0.00% - 6.99%, due 9/20/19 - 10/16/50, original par and fair values of $142,291,872 and $20,287,793, respectively) (e)	18,000	18,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $237,389,443)		220,000,000
HSBC Securities (USA) Inc., 0.17%, 2/03/14 (Purchased on 10/01/13 to be repurchased at $25,014,757, collateralized by various Corporate/Debt Obligations, 4.88% - 10.35%, due 10/01/14 - 10/15/39, original par and fair values of $25,937,563 and $26,750,095, respectively)	25,000	25,000,000
Total Value of HSBC Securities, Inc. (collateral value of $26,750,095)		25,000,000
J.P. Morgan Securities LLC, 0.13%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $25,000,271, collateralized by various Corporate/Debt Obligations, 0.00% - 7.00%, due 3/4/14 - 11/21/33, original par and fair values of $26,271,000 and $26,252,092, respectively)	25,000	25,000,000
Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.30%, 3/15/14 (Purchased on 12/15/13 to be repurchased at $30,022,750, collateralized by various Corporate/Debt Obligations, 0.00% - 7.00%, due 4/14/14 - 2/15/45, original par and fair values of $35,503,210 and $31,554,100, respectively) (e)	$30,000	$30,000,000
J.P. Morgan Securities LLC, 0.54%, 2/19/14 (Purchased on 11/19/13 to be repurchased at $50,069,000, collateralized by various Corporate/Debt Obligations, 0.00% - 9.00%, due 2/6/14 - 11/1/43, original par and fair values of $50,976,566 and $53,504,781, respectively)	50,000	50,000,000
J.P. Morgan Securities LLC, 0.56%, 4/15/14 (Purchased on 1/15/14 to be repurchased at $15,021,000, collateralized by various Corporate/Debt Obligations, 0.25% - 6.65%, due 12/15/15 - 7/27/48, original par and fair values of $18,876,196 and $16,051,177, respectively)	15,000	15,000,000
Total Value of J.P. Morgan Securities LLC, (collateral value of $127,362,150)		120,000,000
RBC Capital Markets LLC, 0.12%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $21,000,210, collateralized by various Corporate/Debt Obligations, 1.05% - 10.97%, due 3/01/15 - 7/15/43, original par and fair values of $21,009,263 and $22,050,001, respectively)	21,000	21,000,000
RBC Capital Markets LLC, 0.13%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $7,000,076, collateralized by a Corporate/Debt Obligation, 0.00% due 2/10/10, original par and fair value of $7,350,461 and $7,350,001, respectively)	7,000	7,000,000
Total Value of RBC Capital Markets LLC, (collateral value of $29,400,002)		28,000,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014	15

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
SG Americas Securities, 0.29%, 2/03/14 (Purchased on 12/17/13 to be repurchased at $7,002,707, collateralized by various Corporate/Debt Obligations, 0.63% - 12.25%, due 6/15/15 - 10/01/77, original par and fair values of $7,517,763 and $8,040,346, respectively), respectively)	$7,000	$7,000,000
Total Value of SG Americas Securities, (collateral value of $8,040,346)		7,000,000
UBS Securities LLC, 0.23%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $60,001,150, collateralized by various Corporate/Debt Obligations, 0.00% - 12.63%, due 7/15/13 - 11/1/47, original par and fair values of $70,701,376 and $69,973,348, respectively)	60,000	60,000,000
Total Value of UBS Securities LLC (collateral value of $69,973,348)		60,000,000
Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.20%, 2/03/14 (Purchased on 9/20/13 to be repurchased at $17,012,844, collateralized by various Corporate/Debt Obligations, 0.00% - 9.25%, due 8/31/15 - 8/27/51, original par and fair values of $51,697,130 and $19,010,947, respectively)	$17,000	$17,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $19,010,947)		17,000,000
Total Repurchase Agreements — 10.9%		588,000,000
Total Investments (Cost — $5,406,742,270*) — 100.0%		5,406,742,270
Other Assets Less Liabilities — 0.0%		2,577,064

Net Assets — 100.0%		$5,409,319,334

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

16	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014

Schedule of Investments (concluded)	Master Institutional Portfolio

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access
•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$5,406,742,270	—	$5,406,742,270
[1] See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, cash of $857,650 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014	17

Schedule of Investments January 31, 2014 (Unaudited)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.1%
Alabama Federal and Highway Finance Authority, RB, VRDN, FLOATS, Series 2W (Barclays Bank PLC SBPA), 0.09%, 2/07/14 (a)(b)(c)	$1,600	$1,600,000
Alabama Public School & College Authority, RB, Series A, 5.00%, 6/01/14	2,090	2,123,130
City of Birmingham Alabama Commercial Development Authority, RB, VRDN, FLOATS, Series 4WX (Barclays Bank PLC SBPA), 0.06%, 2/07/14 (b)(c)	10,000	10,000,000

		13,723,130
Arizona — 0.0%
Arizona Department of Transportation State Highway Fund, Refunding RB, Series A, 3.00%, 7/01/14	200	202,170
Arizona Transportation Board, RB, Excise Tax, Maricopa County Regional Area Road Fund, 3.00%, 7/01/14	350	354,083

		556,253
Arkansas — 1.8%
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.12%, 2/07/14 (c)	4,865	4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, S/F Housing, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.12%, 2/07/14 (c)	14,285	14,285,000
City of Fort Smith Arkansas, Refunding RB, Sales and Use Tax, 2.00%, 5/01/14	820	823,687
City of Little Rock Arkansas, GO, Capital Improvement, 1.00%, 4/01/14	2,000	2,002,412

		21,976,099

Municipal Bonds	Par (000)	Value
California — 10.3%
California Health Facilities Financing Authority, RB, VRDN, P-FLOATS, Providence Health Services, Series B (Bank of America NA SBPA), 0.05%, 2/07/14 (a)(b)(c)	$2,940	$2,940,000
California Pollution Control Financing Authority, RB, VRDN, Air Products Manufactor Corp., 0.04%, 2/03/14 (c)	5,100	5,100,000
California School Cash Reserve Program Authority, RB:
Series C, 2.00%, 4/01/14	31,450	31,541,208
Series G, 2.00%, 5/01/14	11,100	11,148,339
Series H, 2.00%, 6/02/14	6,500	6,538,641
Series I, 2.00%, 6/02/14	4,750	4,778,077
California State University, RB, Refundin VRDN, Eagle Tax-Exempt Trust, Class A (AGM) (Citibank NA SBPA), 0.04%, 2/07/14 (a)(c)	10,000	10,000,000
California Statewide Communities Development Authority, Refunding RB, VRDN, Chevron USA, Inc. Project, 0.03%, 2/03/14 (c)	8,150	8,150,000
Foothill-Eastern Transportation Corridor Agency, Refunding RB, California Toll Road, CAB, 5.88%, 2/01/14 (d)	2,900	2,929,000
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-2 (US Bank NA SBPA), 0.03%, 2/07/14 (c)	4,900	4,900,000
State of California, GO, Refunding, VRDN, Series B, Sub-Series B-1 (Bank of America NA LOC), 0.04%, 2/07/14 (c)	13,800	13,800,000
State of California, RAN, Series A-2, 2.00%, 6/23/14	25,700	25,876,607

		127,701,872
Colorado — 0.3%
Sheridan Redevelopment Agency, Refunding, Tax Allocation Bonds, VRDN, South Santa Fe Drive (JPMorgan Chase Bank NA LOC), 0.08%, 2/07/14 (c)	4,090	4,090,000
Connecticut — 1.6%
City of Milford Connecticut, GO, BAN:
Lot A, 1.00%, 5/12/14	5,320	5,332,463
Lot B, 1.00%, 11/10/14	4,031	4,056,459

18	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
Connecticut Housing Finance Authority, Refunding RB, VRDN, Sub-Series B-6 (Bank of Tokyo-Mitsubishi UFJ SBPA), 0.04%, 2/07/14 (c)	$7,000	$7,000,000
Connecticut Innovations, Inc., RB, VRDN, ISO New England, Inc. Project (TD Bank NA LOC), 0.03%, 2/07/14 (c)	2,100	2,100,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN, FLOATS, Series 1884 (AGM) (Wells Fargo Bank NA SBPA), 0.04%, 2/07/14 (b)(c)	1,000	1,000,000
State of Connecticut, RB, Revolving Fund, Series A, 4.00%, 2/01/14	300	300,000
University of Connecticut, GO, Series A, 5.00%, 2/15/14	200	200,362

		19,989,284
District of Columbia — 1.4%
District of Columbia, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0121, Class A (BHAC LOC) (Citibank NA SBPA), 0.05%, 2/07/14 (c)	15,515	15,515,000
District of Columbia Water & Sewer Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2013-0012, Class A (AGM) (Citibank NA SBPA), 0.07%, 2/07/14 (a)(c)	2,100	2,100,000

		17,615,000
Florida — 2.2%
County of Lee Florida School Board, COP, Series A (AGM), 5.00%, 2/01/14 (d)	2,320	2,320,000
County of Miami-Dade Florida, RB, VRDN, Florida Professional Sports Franchise Facilities, Series E (Wells Fargo Bank NA LOC), 0.05%, 2/07/14 (c)	4,500	4,500,000
County of Orlando & Orange Expressway Authority, RB, VRDN, Eagle Tax Exempt Trust, Series 2007-0107, Class A (BHAC LOC) (Citibank NA SBPA), 0.05%, 2/07/14 (a)(c)	8,100	8,100,000

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Sarasota Florida Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital Project, Series B (JPMorgan Chase Bank NA LOC), 0.05%, 2/03/14 (c)	$11,400	$11,400,000
Florida’s Turnpike Enterprise, Refunding RB, Department of Transportation, Series C, 5.00%, 7/01/14 (e)	500	509,655
Jacksonville Housing Finance Authority, HRB, VRDN, M/F Housing, Hartwood Apartments, AMT (Federal Home Loan Mortgage Corp. LOC), 0.06%, 2/07/14 (c)	390	390,000

		27,219,655
Georgia — 0.1%
County of Richmond Georgia Board of Education, GO, 5.00%, 10/01/14	660	680,826
Illinois — 1.4%
City of Chicago Illinois, RB, VRDN, Groot Industries, Inc. Project, AMT (JPMorgan Chase Bank NA LOC), 0.29%, 2/07/14 (c)	800	800,000
City of Chicago Illinois, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Series 494 (Deutsche Bank AG LOC, Deutsche Bank AG SBPA), 0.19%, 2/07/14 (a)(b)(c)	2,560	2,560,000
Illinois Educational Facilities Authority, Refunding RB, University of Chicago (c):
Series B, 3.38%, 7/01/25	885	885,146
Series B-3, 0.23%, 7/01/36	4,700	4,700,000
Illinois State Finance Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1115 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.08%, 2/07/14 (a)(b)(c)	4,470	4,470,000
Lake County Township High School District No. 121 Warren, GO, Series C (d):
5.50%, 3/01/14	1,395	1,414,646
5.63%, 3/01/14	1,185	1,201,802
5.75%, 3/01/14	775	786,063

		16,817,657

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014	19

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana — 1.2%
City of Michigan City Indiana, RB, VRDN, M/F Housing, Garden Estates West Apartments, AMT (BMO Harris NA LOC), 0.06%, 2/07/14 (c)	$5,375	$5,375,000
Indiana Finance Authority, RB, VRDN, Lease Appropriation, Stadium Project, Seires A1 (Bank of New York Melon SBPA), 0.05%, 2/03/14 (c)	9,000	9,000,000

		14,375,000
Iowa — 5.1%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.14%, 2/07/14 (c)	63,600	63,600,000
Kansas — 1.6%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.09%, 2/07/14 (c)	1,690	1,690,000
City of Wichita Kansas, GO, Series 260, 0.19%, 10/15/14	12,135	12,135,000
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series A-3, AMT (JPMorgan Chase Bank NA SBPA), 0.09%, 2/07/14 (a)(b)(c)	2,215	2,215,000
Kansas Development Finance Authority, Refunding RB:
Kansas Projects, Series A, 4.00%, 5/01/14	2,485	2,507,240
Series B, 3.00%, 5/01/14	1,540	1,550,420

		20,097,660
Kentucky — 0.6%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (JPMorgan Chase Bank NA LOC), 0.21%, 2/07/14 (c)	2,065	2,065,000
County of Louisville & Jefferson Kentucky Metropolitan Sewer District, Refunding RB, Subordinated BAN, 2.00%, 11/26/14	5,400	5,471,132

		7,536,132

Municipal Bonds	Par (000)	Value
Louisiana — 4.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT (c):
0.17%, 2/07/14	$10,000	$10,000,000
0.17%, 2/07/14	4,000	4,000,000
Louisiana Office Facilities Corp., Refunding RB, State Capitol Complex Program, 5.00%, 3/01/14	290	291,025
Louisiana Public Facilities Authority, RB, VRDN Air Products and Chemicals Project (c):
0.04%, 2/03/14	10,600	10,600,000
0.04%, 2/07/14	18,800	18,800,000
Series C, 0.04%, 2/03/14	7,800	7,800,000

		51,491,025
Maine — 1.1%
Maine Health & Higher Educational Facilities, Wells Fargo Stage Trust, Refunding RB, VRDN, Series 59C (Wells Fargo Bank NA SBPA), 0.16%, 2/07/14 (a)(b)(c)	13,115	13,115,000
Maryland — 3.5%
County of Montgomery Maryland, Refunding RB, VRDN, Riverwood Village, Inc. Project (Manufacturers & Traders LOC), 0.06%, 2/07/14 (c)	26,825	26,825,000
County of Washington Maryland, RB, VRDN (Manufacturers & Traders LOC) (c):
Conservit, Inc. Facility, 0.19%, 2/07/14	3,425	3,425,000
Homewood Williamsport Facility, 0.09%, 2/07/14	6,335	6,335,000
Maryland Community Development Administration, RB, VRDN, Series 2009-48, AMT (State Street Bank & Trust Co. Liquidity Agreement), 0.19%, 2/07/14 (c)	1,428	1,427,500
Maryland EDC, RB, VRDN AMT (Manufacturers & Traders LOC) (c):
Gamse Lithographing Co. Facilities, 0.19%, 2/07/14	1,200	1,200,000

20	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland EDC, RB, VRDN AMT (Manufacturers & Traders LOC) (c) (concluded):
Linemark Printing Project, 0.24%, 2/07/14	$4,555	$4,555,000

		43,767,500
Massachusetts — 3.1%
City of Waltham Massachusetts, GO, Municipal Purpose Loan of 2012, 3.00%, 2/01/14	875	875,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.13%, 8/29/14 (c)	4,550	4,550,000

Massachusetts Development Finance Agency, RB, VRDN, Partners Healthcare System, Series K-1 (Wells Fargo Bank NA SBPA), 0.03%, 2/07/14 (c)	17,700	17,700,000
Massachusetts School Building Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series A (JPMorgan Chase Bank NA SBPA), 0.05%, 2/07/14 (a)(b)(c)	11,400	11,400,000
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.13%, 8/29/14 (c)	4,005	4,005,000
		38,530,000
Michigan — 1.9%
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Window, Ascension Health Senior Credit Group, Series F-7, 0.10%, 8/29/14 (c)	5,840	5,840,000
Michigan State University Board of Trustees, TECP, Series D, 0.06%, 2/11/14	15,225	15,225,000
Michigan Strategic Fund, RB, VRDN, Air Products & Chemicals, Inc., 0.04%, 2/03/14 (c)	500	500,000
Michigan Strategic Fund, Refunding RB, VRDN, Holland Plastics Corp., AMT (Lasalle Bank NA LOC), 0.41%, 2/07/14 (c)	1,920	1,920,000

		23,485,000

Municipal Bonds	Par (000)	Value
Minnesota — 0.4%
Minneapolis Minnesota Health Care System, RB, VRDN, FLOATS, Fairview Health Services, Series C (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 2/07/14 (a)(b)(c)	$4,700	$4,700,000
Mississippi — 0.6%
County of Jackson Mississippi, Refunding RB, VRDN, Chevron USA, Inc. Project, 0.04%, 2/03/14 (c)	2,500	2,500,000
County of Rankin Mississippi School District, GO, Limited Tax Improvement Notes, 2.25%, 8/01/14	500	504,748
Mississippi Business Finance Corp., RB, Chevron USA, Inc., Series D, VRDN, 0.04%, 2/03/14 (c)	4,000	4,000,000

		7,004,748
Missouri — 1.7%
City of St. Louis Missouri, GO, RAN, Transportation, 2.00%, 5/30/14	6,100	6,135,679
Missouri State Health & Educational Facilities Authority, Refunding RB, VRDN, St. Louis University, Series B-1 (Barclays Bank PLC LOC), 0.06%, 2/03/14 (c)	5,100	5,100,000
Missouri State Regional Convention & Sports Complex Authority, Refunding RB, Convention & Sports Facility Project, Series A, 2.00%, 8/15/14	1,700	1,715,857
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.17%, 2/07/14 (c)	8,000	8,000,000

		20,951,536
Multi-State — 0.3%
BB&T Municipal Trust, FLOATS, VRDN, Series 5000 (Rabobank International LOC, Rabobank Nederland NV SBPA), 0.14%, 2/07/14 (a)(b)(c)	4,340	4,340,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014	21

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada — 0.4%
County of Clark Nevada Department of Aviation, Refunding ARB, Airport System, Junior Sub-Lien, Series C-2, 2.00%, 7/01/14	$4,700	$4,731,773
New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB, VRDN, Wiggins Airways, Inc., AMT (Bank of America NA LOC), 0.21%, 2/07/14 (c)	2,400	2,400,000
New Jersey — 5.7%
State of New Jersey, Refunding RB, RAN, Series C, 2.00%, 6/26/14	70,000	70,459,473
New Mexico — 0.0%
New Mexico Finance Authority, RB, Senior Lien, Public Project Revolving Fund, Series A, 4.00%, 6/01/14	200	202,448
New York — 10.6%
City of New York New York Housing Development Corp., RB, VRDN, M/F Mortgage, 50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.03%, 2/07/14 (c)	12,800	12,800,000
City of New York New York Industrial Development Agency, RB, VRDN Korean Air Lines Co. Ltd. Project AMT (Kookmin Bank LOC) (c):
Series A, 0.12%, 2/07/14	8,000	8,000,000
Series B, 0.12%, 2/07/14	11,800	11,800,000
City of New York New York Municipal Water Finance Authority, ECN, Series 7, 0.08%, 2/06/14	8,400	8,400,000
City of New York New York Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN, Future Tax-Exempt Subordinate, Sub-Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 0.03%, 2/07/14 (c)	25,000	25,000,000
City of New York New York Water & Sewer System, Refunding RB, VRDN (c):
FLOATS, Series C (Morgan Stanley Bank SBPA), 0.06%, 2/07/14 (a)(b)	24,565	24,565,000

Municipal Bonds	Par (000)	Value
New York (concluded)
City of New York New York Water & Sewer System, Refunding RB, VRDN (c) (concluded):
Sub-Series A-2 (Mizuho Corporate Bank SBPA), 0.04%, 2/03/14	$20,000	$20,000,000
Metropolitan Transportation Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0095, Class A (BHAC) (Citibank NA SBPA), 0.05%, 2/07/14 (c)	7,000	7,000,000
New York State HFA, HRB, VRDN, M/F Housing, Clinton Park, Series A (Federal Home Loan Mortgage Corp. Guarantor, Federal Home Loan Mortgage Corp. Liquidity Agreement), 0.03%, 2/07/14 (c)	3,190	3,190,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.09%, 2/07/14 (c)	11,015	11,015,000

		131,770,000
North Carolina — 4.5%
Charlotte-Mecklenburg Hospital Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Carolinas Healthcare System, Series 2011-72, Class C (Wells Fargo Bank NA SBPA), 0.18%, 2/07/14 (a)(b)(c)	595	595,000
City of Charlotte North Carolina Water & Sewer System, RB, VRDN, Series B (Wells Fargo Bank NA SBPA), 0.04%, 2/07/14 (c)	9,945	9,945,000
City of Greensboro North Carolina, GO, Refunding, Public Improvement, Series A, 5.00%, 2/01/14	230	230,000
City of Greensboro North Carolina Combined Water & Sewer System Revenue, Refunding RB, Series A, 4.00%, 6/01/14	600	607,311
City of Raleigh North Carolina, COP, VRDN, Downtown Improvement Project, Series A (Wells Fargo Bank NA SBPA), 0.04%, 2/07/14 (c)	14,500	14,500,000

22	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Window, 0.14%, 8/29/14 (c)	$3,990	$3,990,000
County of Brunswick North Carolina, Refunding RB, 2.00%, 4/01/14	500	501,495
County of Guilford North Carolina Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, National Sherman, AMT (Commerce Bank NA LOC), 0.30%, 2/07/14 (c)	1,700	1,700,000
County of Mecklenburg North Carolina, COP, Refunding, VRDN, Remarketing, Series A, 0.11%, 2/01/14 (c)	3,850	3,850,000
County of Mecklenburg North Carolina, GO, Refunding, VRDN, 7-Month Window, Series D, 0.14%, 8/29/14 (c)	8,375	8,375,000
County of Pitt North Carolina, COP, Refunding, School Facilities Project, Series B, 5.00%, 4/01/14 (d)	650	654,996
North Carolina Capital Facilities Finance Agency, RB, VRDN, High Point University Project (Branch Banking & Trust Co. LOC), 0.05%, 2/07/14 (c)	2,000	2,000,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Campbell University (Branch Banking & Trust Co. LOC), 0.05%, 2/07/14 (c)	4,045	4,045,000
State of North Carolina, RB, Vehicle, 5.00%, 3/01/14	700	702,527
University of North Carolina at Chapel Hill, Refunding RB, VRDN, Series B, 0.02%, 2/07/14 (c)	3,900	3,900,000

		55,596,329
Ohio — 3.6%
City of Cleveland Ohio Airport System, Refunding RB, VRDN, Series D (Bank of America NA LOC), 0.04%, 2/07/14 (c)	885	885,000
County of Lucas Ohio, GO, Refunding, Various Purpose, 1.00%, 7/16/14	1,320	1,324,278

Municipal Bonds	Par (000)	Value
Ohio (concluded)
County of Montgomery Ohio, RB, VRDN, Miami Valley Hospital, Series B (JPMorgan Chase Bank NA SBPA), 0.04%, 2/03/14 (c)	$24,400	$24,400,000
Ohio Higher Educational Facility Commission, RB, VRDN, Case Western Reverve University 2002 Project, Series A (Wells Fargo Bank NA SBPA), 0.05%, 2/03/14 (c)	17,810	17,810,000
Ohio Higher Educational Facility Commission, Refunding RB, VRDN, Hospital, Cleveland Clinic, Series B-4, 0.05%, 2/03/14 (c)	100	100,000

		44,519,278
Oklahoma — 1.0%
Oklahoma Development Finance Authority, Refunding RB, VRDN, Series A3 (JPMorgan Chase Bank NA SBPA), 0.07%, 2/03/14 (c)	12,000	12,000,000
Pennsylvania — 2.4%
Delaware River Port Authority, Refunding RB, VRDN, Series A (Royal Bank of Canada LOC), 0.03%, 2/07/14 (c)	2,130	2,130,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc., West Point Project, AMT, 0.14%, 2/07/14 (c)	15,800	15,800,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN, Gwynedd Mercey College, Series P1 (TD Bank NA LOC), 0.03%, 2/07/14 (c)	2,000	2,000,000
Philadelphia Authority for Industrial Development, RB, VRDN, Girard Estate Aramark Project (JPMorgan Chase Bank NA LOC), 0.08%, 2/07/14 (c)	6,800	6,800,000
School District of Philadelphia Pennsylvania, GO, Refunding, VRDN, Series F (Barclays Bank PLC LOC), 0.03%, 2/07/14 (c)	2,800	2,800,000

		29,530,000
Rhode Island — 0.4%
Town of North Kingstown Rhode Island, GO, BAN, Series 1, 1.25%, 4/23/14	4,830	4,840,745

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014	23

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina — 2.9%
County of Beaufort South Carolina School District, GO, Series C, 6.50%, 3/01/14	$650	$653,118
County of Charleston South Carolina School District Development Corp., GO, Refunding, 1.50%, 3/01/14	15,220	15,236,449
County of Richland South Carolina School District No. 1, GO, 1.00%, 2/28/14	4,330	4,332,470
South Carolina EDA, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Bon Secours Health System, Series 1141 (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.09%, 2/07/14 (a)(b)(c)	2,905	2,905,000
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.05%, 2/07/14 (c)	13,150	13,150,000

		36,277,037
Tennessee — 1.8%
City of Oak Ridge Tennessee, GO, Refunding, 2.00%, 6/01/14	650	653,666
County of Knox Tennessee, GO, Refunding, 4.00%, 4/01/14	245	246,499
Metropolitan Government Nashville & Davidson County Health & Educational Facilitiess Board, RB, VRDN, 7-Month Window, Ascension Health Credit Group, Series B-1, 0.10%, 8/29/14 (c)	21,575	21,575,000

		22,475,165
Texas — 15.2%
City of College Station Texas, GO, Refunding, 3.00%, 2/15/14	1,070	1,071,131
City of Garland Texas, TECP, 0.13%, 2/28/14	6,300	6,300,000
City of Garland Texas Water & Sewer System, Refunding RB, Series A, 3.00%, 3/01/14	900	901,973
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.07%, 2/07/14 (c)	10,360	10,360,000

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Metropolitan Transit Authority, Refunding RB, VRDN, FLOATS, Series 1053 (Deutsche Bank AG SBPA), 0.06%, 2/07/14 (a)(b)(c)	$6,660	$6,660,000
County of Tarrant Texas, GO, Refunding, Limited Tax, 1.00%, 7/15/14	900	903,278
North Texas Tollway Authority, ECN, Series D, 0.08%, 3/12/14	6,000	6,000,000
Permanent University Fund, Refunding RB, Series B, 4.75%, 7/01/14 (d)	1,100	1,120,434
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.07%, 2/07/14 (c)	13,250	13,250,000
Port of Freeport Texas, RB, VRDN BASF Corp. Project AMT (c):
0.17%, 2/07/14	24,500	24,500,000
Multi-Mode, 0.17%, 2/07/14	20,000	20,000,000
Port of Houston Authority Texas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding, VRDN, Series A, AMT (JPMorgan Chase Bank NA SBPA), 0.09%, 2/07/14 (a)(b)(c)	25,215	25,215,000
Port of Port Arthur Texas Navigation District, RB, VRDN AMT (c):
BASF Corp. Project, Series A, 0.17%, 2/07/14	15,000	15,000,000
Multi-Mode, Atofina Project, Series B, 0.08%, 2/07/14	10,000	10,000,000
Total Petrochemicals Project, 0.08%, 2/07/14	35,000	35,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS (Morgan Stanley Bank Liquidity Agreement), 0.06%, 2/07/14 (a)(b)(c)	3,000	3,000,000
Texas City Industrial Development Corp., RB, VRDN, NRG Energy, Inc. Project (Bank of America NA LOC), 0.04%, 2/07/14 (c)	3,200	3,200,000

24	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA Liquidity Agreement), 0.06%, 2/07/14 (a)(b)(c)	$6,020	$6,020,000

		188,501,816
Virginia — 2.0%
City of Alexandria Virginia IDA, RB, VRDN, Young Men’s Christian Association (Manufacturers & Traders LOC), 0.09%, 2/07/14 (c)	750	750,000
County of Arlington Virginia IDA, Refunding RB, VRDN, Woodbury Park Project, Series A (Freddie Mac Liquidity Agreement), 0.04%, 2/07/14 (c)	900	900,000
County of Fairfax Virginia EDA, RB, VRDN, Capital Hospice Project (Branch Banking & Trust LOC), 0.05%, 2/07/14 (c)	200	200,000
County of Fairfax Virginia IDA, RB, VRDN, Inova Health System Projects, Series A-1 (TD Bank NA SBPA), 0.03%, 2/07/14 (c)	1,435	1,435,000
County of Fairfax Virginia IDA, Refunding RB, VRDN, Window, Healthcare, Inova Health System, Series C, 0.12%, 8/29/14 (c)	7,435	7,435,000
County of Fauquier Virginia, GO, School Building, 5.00%, 7/01/14	800	815,590
County of Loudoun Virginia IDA, RB, VRDN, Howard Hughes Medical Institute Issue, Series F, 0.03%, 2/07/14 (c)	300	300,000
County of Sussex Virginia IDA, RB, VRDN, McGill Environmental System, AMT (Branch Banking & Trust LOC), 0.12%, 2/07/14 (c)	1,280	1,280,000
State of Virginia Commonwealth Transportation Board, RB, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. Liquidity Agreement), 0.04%, 2/07/14 (c)	900	900,000

Municipal Bonds	Par (000)	Value
Virginia (concluded)
State of Virginia HDA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.11%, 2/07/14 (a)(c)	$3,470	$3,470,000
Virginia College Building Authority, RB, VRDN, 21st Century College, Series B (Wells Fargo Bank NA SBPA), 0.05%, 2/03/14 (c)	7,635	7,635,000
Winchester IDA Virginia, Refunding RB, VRDN, Westminister-Cantenbury, Series B (Branch Banking & Trust LOC), 0.05%, 2/07/14 (c)	300	300,000

		25,420,590
Washington — 1.7%
City of Seattle Washington Municipal Light & Power, Refunding RB, VRDN, FLOATS, Series 2011-18, Class C (Wells Fargo Bank NA SBPA), 0.06%, 2/07/14 (a)(b)(c)	9,730	9,730,000
State of Washington District Project, RB, VRDN, FLOATS, Series 14W (Barclays Bank PLC SBPA), 0.06%, 2/07/14 (a)(b)(c)	11,320	11,320,000

		21,050,000
West Virginia — 0.4%
West Virginia EDA, Refunding RB, VRDN, Appalachian Power Co., Series B, AMT (Mizuho Corporate Bank Ltd. LOC), 0.05%, 2/07/14 (c)	5,500	5,500,000
Wisconsin — 2.2%
County of Kenosha Wisconsin, GO, Refunding, Series B, 2.00%, 6/01/14	440	442,603
State of Wisconsin, ECN, TECP, 0.16%, 3/06/14	2,800	2,800,000
Wisconsin Health & Educational Facilities Authority, Refunding RB, VRDN, Ascension Health Alliance, Series B-5, 0.10%, 8/29/14 (c)	6,740	6,740,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014	25

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Housing & Economic Development Authority, Refunding RB, VRDN, Series G, AMT (JPMorgan Chase Bank NA SBPA), 0.09%, 2/07/14 (c)	$16,700	$16,700,000

		26,682,603
Wyoming — 1.1%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.14%, 2/07/14 (c)	4,600	4,600,000
County of Laramie Wyoming, Refunding RB, VRDN Cheyenne Power Co. Project AMT (Wells Fargo Bank NA LOC) (c):
Series A, 0.10%, 2/07/14	5,000	5,000,000

Municipal Bonds	Par (000)	Value
Wyoming (concluded)
County of Laramie Wyoming, Refunding RB, VRDN Cheyenne Power Co. Project AMT (Wells Fargo Bank NA LOC) (c) (concluded):
Series B, 0.10%, 2/07/14	$3,500	$3,500,000

		13,100,000
Total Investments (Cost — $1,258,420,634*) — 101.6%		1,258,420,634
Liabilities in Excess of Other Assets — (1.6)%		(20,289,980)

Net Assets — 100.0%		$1,238,130,654

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$509,655	—

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
ECN	Extendible Commercial Note
EDA	Economic Development Authority
EDC	Economic Development Corp.

26	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio

Portfolio Abbreviations (concluded)

Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
M/F	Multi-Family
P-FLOATS	Puttable Floating Rate Securities
PUTTERS	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
SPEARS	Short Puttable Exempt Adjustable Receipts
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of January 31, 2014:

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014	27

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,258,420,634	—	$1,258,420,634

Total	—	$1,258,420,634	—	$1,258,420,634

[1] See above Schedule of Investments for values in each sector or political subdivision.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, a bank overdraft of $(23,588,938) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

28	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014

Schedule of Investments January 31, 2014 (Unaudited)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 1.3%
National Australia Bank Ltd., London, 0.25%, 3/07/14	$100,000	$100,000,000
Yankee (a) — 33.8%
Bank of Montreal, Chicago, 0.22%, 9/05/14 (b)	95,000	95,001,959
Bank of Nova Scotia, Houston:
0.20%, 4/17/14	50,000	50,000,000
0.28%, 8/08/14 (b)	60,000	60,000,000
0.24%, 11/06/14 (b)	75,000	75,000,000
Barclays Bank PLC, NY, 0.25%, 2/03/14	115,000	115,000,000
BNP Paribas SA, NY:
0.33%, 2/03/14 (b)	70,000	70,000,000
0.35%, 3/06/14	50,000	50,000,000
Canadian Imperial Bank of Commerce, NY, 0.23%, 8/08/14 (b)	81,000	81,000,000
Credit Industriel et Commercial, NY:
0.15%, 2/06/14	125,000	125,000,000
0.25%, 3/06/14	100,000	100,000,000
0.24%, 5/06/14	20,000	20,000,000
Credit Suisse, NY, 0.26%, 3/18/14	43,000	43,000,000
Deutsche Bank AG, NY, 0.28%, 2/28/14 (b)	60,000	60,000,000
Mitsubishi UFJ Trust & Banking Corp., NY:
0.24%, 2/05/14	50,000	50,000,000
0.28%, 2/20/14	75,000	75,000,000
Mizuho Bank Ltd., NY:
0.22%, 2/03/14	30,000	30,000,000
0.21%, 4/24/14	75,000	75,000,000
0.22%, 5/13/14	75,000	74,997,897
National Australia Bank Ltd., NY (b):
0.24%, 8/08/14	70,000	70,000,000
0.24%, 8/13/14	30,000	30,000,000
Nordea Bank Finland PLC, NY, 0.25%, 2/03/14	35,000	35,000,000
Norinchukin Bank, NY, 0.10%, 2/05/14	200,000	200,000,000
Rabobank Nederland NV, NY:
0.25%, 7/01/14	70,000	70,000,000
0.25%, 7/15/14	70,000	70,000,000
0.27%, 8/22/14	75,000	75,000,000
0.28%, 9/16/14 (b)	72,500	72,500,000
Royal Bank of Canada, NY:
0.24%, 4/08/14	40,000	40,000,000
Certificates of Deposit	Par (000)	Value
Yankee (a) (concluded)
Royal Bank of Canada, NY (concluded):
0.26%, 10/10/14 (b)	$62,000	$62,000,000
0.24%, 10/31/14 (b)	31,000	31,000,000
0.24%, 12/05/14 (b)	20,000	20,000,000
0.24%, 1/13/15 (b)	29,000	29,000,000
Societe Generale, NY:
0.29%, 5/02/14	25,000	25,000,000
0.33%, 9/19/14 (b)	49,000	49,000,000
Sumitomo Mitsui Banking Corp., 0.20%, 4/01/14	25,000	25,000,409
Sumitomo Mitsui Banking Corp., NY:
0.22%, 4/23/14	50,000	50,000,000
0.22%, 5/05/14	70,000	70,000,000
Svenska Handelsbanken, NY, 0.24%, 2/25/14	50,000	50,000,165
Toronto-Dominion Bank, NY:
0.23%, 7/24/14 (b)	47,000	47,000,000
0.25%, 8/12/14	40,000	40,000,000
Wells Fargo Bank NA, 0.20%, 5/01/14 (b)	30,000	30,001,600
Westpac Banking Corp., NY (b):
0.27%, 4/15/14	30,000	30,000,000
0.24%, 8/28/14	40,000	40,000,000

		2,509,502,030
Total Certificates of Deposit — 34.4%		2,609,502,030

Commercial Paper
Australia & New Zealand Banking Group Ltd.:
0.27%, 2/25/14 (b)	71,500	71,502,227
0.24%, 8/15/14	35,000	35,000,000
0.23%, 11/25/14 (b)	45,000	45,000,000
Bank of Nederlandse Gemeenten, 0.21%, 8/05/14 (c)	30,000	29,967,625
Bedford Row Funding Corp.:
0.30%, 11/20/14 (c)	40,000	39,902,667
0.26%, 1/09/15	50,000	50,000,000
BNP Paribas Finance, Inc. (c):
0.34%, 3/13/14	77,000	76,970,911
0.33%, 6/06/14	45,000	44,948,438
BPCE SA, 0.29%, 5/01/14 (c)	75,000	74,947,156
Collateralized Commercial Paper Co. LLC (c):
0.30%, 3/11/14	45,000	44,985,750
0.28%, 6/06/14	35,000	34,965,972
Commonwealth Bank of Australia:
0.24%, 5/02/14 (b)	47,000	47,000,000
0.24%, 5/15/14 (b)	34,000	34,000,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014	29

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Commonwealth Bank of Australia (concluded):
0.25%, 6/06/14 (b)	$35,000	$35,000,000
0.24%, 12/05/14	100,000	99,996,283
CPPIB Capital, Inc., 0.30%, 2/09/15 (c)	38,400	38,280,640
CRC Funding LLC, 0.25%, 2/03/14 (c)	50,000	49,999,306
GOVCO LLC, 0.25%, 2/04/14 (c)	18,000	17,999,625
HSBC Bank PLC (b):
0.26%, 9/09/14 (d)	48,000	48,000,000
0.26%, 9/10/14	24,000	24,000,000
0.24%, 11/19/14	25,000	25,000,000
ING (US) Funding LLC (c):
0.29%, 2/07/14	50,000	49,997,583
0.28%, 3/12/14	50,000	49,984,833
0.29%, 3/18/14	16,000	15,994,200
JPMorgan Securities LLC, 0.27%, 4/21/14 (c)	20,000	19,988,150
Jupiter Securitization Co. LLC, 0.24%, 4/03/14 (c)	38,000	37,984,547
Kells Funding LLC:
0.19%, 2/03/14	25,000	25,000,000
0.25%, 2/07/14 (c)	50,000	49,997,917
0.24%, 10/15/14 (d)	60,000	59,995,732
0.24%, 10/29/14 (d)	60,000	60,000,000
0.25%, 1/09/15 (b)(d)	50,000	50,000,000
Kreditanstalt für Wiederaufbau, 0.15%, 3/03/14 (c)	10,000	9,998,750
Mizuho Funding LLC, 0.25%, 2/24/14 (c)	30,000	29,995,304
Mont Blanc Capital Corp., 0.23%, 5/12/14 (c)	35,000	34,977,639
Nederlandse Waterschapsbank NV:
0.21%, 6/24/14 (d)	14,000	14,000,000
0.22%, 7/01/14 (d)	30,000	30,000,297
0.26%, 7/07/14	50,000	50,002,164
0.28%, 7/25/14 (d)	50,000	50,004,756
0.28%, 7/28/14 (b)	13,000	13,001,277
0.28%, 7/30/14 (b)	13,000	13,001,291
Northern Pines Funding LLC, 0.25%, 3/06/14 (c)	55,000	54,987,396
Old Line Funding LLC (c):
0.24%, 4/22/14	65,133	65,098,262
0.23%, 7/14/14	27,128	27,099,749
Skandinaviska Enskilda Banken AB, 0.30%, 7/02/14 (c)	40,000	39,949,667
Societe Generale North America, Inc. (c):
0.25%, 3/03/14	50,000	49,989,583
0.25%, 5/02/14	43,000	42,973,663
Sumitomo Mitsui Banking Corp., 0.21%, 3/06/14 (c)	25,000	24,995,302
Commercial Paper	Par (000)	Value
Svenska Handelsbanken, Inc. (c):
0.25%, 2/07/14	$40,000	$39,998,333
0.21%, 7/17/14	40,000	39,962,189
Thunder Bay Funding LLC, 0.22%, 3/26/14	33,000	33,000,000
Westpac Banking Corp.:
0.27%, 7/09/14 (b)	58,855	58,855,000
0.24%, 8/01/14 (b)	50,000	50,000,000
0.23%, 9/29/14	40,000	40,000,000
0.30%, 1/02/15 (c)	40,000	39,888,333
Total Commercial Paper — 29.5%		2,238,188,517

Corporate Notes
Bank of Tokyo-Mitsubishi UFJ, Ltd., 2.25%, 2/24/14 (d)	12,000	12,014,232
Export Development Canada, MTN, 0.11%, 2/04/14 (b)(d)	60,000	60,000,000
ING Bank NV, 2.38%, 6/09/14 (d)	16,775	16,896,436
National Bank of Canada, NY, 0.30%, 4/11/14 (b)	53,000	53,000,000
Shell International Finance BV, 4.00%, 3/21/14	140,812	141,483,344
Societe Generale SA, 1.29%, 4/11/14 (b)(d)	29,711	29,763,267
Svenska Handelsbanken AB (d):
4.88%, 6/10/14	10,000	10,163,625
0.27%, 7/15/14 (b)	63,400	63,400,000
Toronto-Dominion Bank, NY, 1.38%, 7/14/14	20,870	20,968,208
Total Corporate Notes — 5.4%		407,689,112

Municipal Bonds (e)
Alaska Housing Finance Corp., Refunding RB, VRDN, State Capital Project II, Series B, 0.05%, 2/07/14	23,800	23,800,000
New York City Transitional Finance Authority, Refunding RB, VRDN, New York City Recovery, Series 3, Sub-Series 3G (Bank of New York Mellon SBPA), 0.03%, 2/07/14	24,150	24,150,000
New York State Dormitory Authority, Refunding RB, VRDN, City University, Consolidated 5th, Series D (TD Bank NA LOC), 0.03%, 2/07/14	6,975	6,975,000

30	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds (e)	Par (000)	Value
New York State HFA, HRB, VRDN, 160 West 62nd Street, Series B (Wells Fargo Bank LOC), 0.11%, 2/07/14	$4,000	$4,000,000
New York State HFA, RB, VRDN, 1500 Lexington Avenue, Series A (Fannie Mae), 0.04%, 2/07/14	33,600	33,600,000
State of California, GO, Refunding, VRDN, FLOATS, Series 2661 (Wells Fargo Bank NA SBPA), 0.07%, 2/07/14 (d)(f)	39,281	39,280,500
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA LOC), 0.05%, 2/07/14 (e)	11,760	11,760,000
University of Texas, Permanent University Fund, Refunding RB, VRDN, Series A, 0.02%, 2/07/14 (e)	17,265	17,265,000
Wisconsin Housing & Economic Development Authority, RB, VRDN, Home Ownership, Series B (Federal Home Loan Bank of Chicago SBPA), 0.07%, 2/07/14	2,600	2,600,000
Total Municipal Bonds — 2.1%		163,430,500

Time Deposits
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.07%, 2/03/14	150,000	150,000,000
Barclays Bank PLC, 0.08%, 2/03/14	38,000	38,000,000
ING Bank NV, 0.10%, 2/05/14	103,000	103,000,000
Natixis, 0.10%, 2/03/14	217,000	217,000,000
Societe Generale, NY, 0.03%, 2/03/14	173,000	173,000,000
Total Time Deposits — 9.0%		681,000,000

US Treasury Obligations
US Treasury Bills (c):
0.07%, 5/01/14	30,000	29,994,809
0.08%, 6/26/14	100,000	99,967,375
0.10%, 6/26/14	75,000	74,971,000
0.09%, 7/03/14	200,000	199,926,111
0.13%, 11/13/14	50,000	49,947,354
US Treasury Notes:
0.25%, 4/30/14	40,000	40,009,467
0.25%, 5/31/14	15,000	15,005,174
0.50%, 8/15/14	20,000	20,039,192
4.25%, 8/15/14	75,000	76,636,380
Total US Treasury Obligations — 8.0%		606,496,862
Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.30%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $104,502,613, collateralized by various Corporate/Debt Obligations, 0.53% - 5.72%, due 7/25/23 to 10/25/47, original par and fair values of $157,279,825 and $111,815,001, respectively)	$104,500	$104,500,000
Citigroup Global Markets, Inc., 0.61%, 2/03/14 (Purchased on 1/02/14 to be repurchased at $114,562,084, collateralized by various Corporate/Debt Obligations and a US Government Sponsored Agency Obligations, 0.00% - 6.02%, due 6/25/14 to 1/25/48, original par and fair values of $211,865,810 and $123,243,876, respectively) (e)	114,500	114,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $235,058,877)		219,000,000
Credit Suisse Securities (USA) LLC, 0.40%, 3/17/14 (Purchased on 1/16/14 to be repurchased at $18,012,000, collateralized by various Corporate/Debt Obligations and various US Government Sponsored Agency Obligations, 0.00% to 1,009%, due 3/18/14 to 8/16/53, original par and fair values of $65,867,825 and $19,269,134, respectively)	18,000	18,000,000
Credit Suisse Securities (USA) LLC, 0.34%, 4/30/14 (Purchased on 1/30/14 to be repurchased at $34,028,900, collateralized by various US Government Sponsored Agency Obligations, 5.79% to 9.26%, due 8/15/43 to 12/15/43, original par and fair values of $56,297,000 and $36,380,494, respectively)	34,000	34,000,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014	31

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.50%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $40,001,667, collateralized by various Corporate/Debt Obligations and a US Government Agency Obligations, 0.00% - 6.25%, due 11/25/31 to 12/12/49, original par and fair values of $305,633,027 and $41,621,000, respectively) (e)	$40,000	$40,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $97,270,628)		92,000,000
Deutsche Bank Securities, Inc., 0.35%, 2/03/14 (Purchased on 11/04/13 to be repurchased at $44,038,928, collateralized by various US Government Agency Obligations and various Corporate/Debt Obligations, 0.00% - 7.88%, due 9/15/19 to 6/12/50, original par and fair values of $283,532,454 and $52,335,689, respectively) (e)	44,000	44,000,000
Deutsche Bank Securities, Inc., 0.35%, 2/07/14 (Purchased on 11/05/13 to be repurchased at $75,068,542, collateralized by various Corporate/Debt Obligations, 0.00% to 48.86%, due 10/22/14 to 6/12/50, original par and fair values of $991,611,843 and $89,216,480, respectively) (e)	75,000	75,000,000
Deutsche Bank Securities, Inc., 0.35%, 2/07/14 (Purchased on 11/15/13 to be repurchased at $29,023,683, collateralized by various Corporate/Debt Obligations, 0.00% - 7.58%, due 09/26/14 - 08/12/50 original par and fair values of $331,743,833 and $32,666,727, respectively) (e)	29,000	29,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $174,218,896)		148,000,000
Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.56%, 4/15/14 (Purchased on 1/15/14 to be repurchased at $34,047,600, collateralized by various Corporate/Debt Obligations, 0.48% - 3.64%, due 2/12/10 to 4/01/14, orignal par and fair values of $39,438,000 and $36,383,812, respectively)	$34,000	$34,000,000
J.P. Morgan Securities LLC, 0.13%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $100,001,083, collateralized by various Corporate/Debt Obligations, 0.00%, due 2/12/10 to 4/01/14, original par and fair values of $107,020,000 and $107,001,940, respectively)	100,000	100,000,000
J.P. Morgan Securities LLC, 0.54%, 2/19/14 (Purchased on 11/19/13 to be repurchased at $75,103,500, collateralized by various Corporate/Debt Obligations, 0.41% to 2.94%, due 7/15/18 to 8/25/48, original par and fair values of $91,039,401, and $80,253,251, respectively)	75,000	75,000,000
J.P. Morgan Securities LLC, 0.30%, 2/03/14 (Purchased on 3/15/13 to be repurchased at $20,054,167, collateralized by various Corporate/Debt Obligations, 0.00% - 6.85%, due 4/14/14 to 12/15/65, original par and fair values of $23,736,829 and $21,019,345, respectively) (e)	20,000	20,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $244,658,348)		229,000,000
Mizuho Securities USA, Inc., 0.28%, 2/03/14 (Purchased on 3/04/13 to be repurchased at $75,196,000, collateralized by various Corporate/Debt Obligations, 0.29% to 6.39%, due 1/20/29 to 1/25/47, original par and fair values of $983,314,740, and $90,411,176, respectively)	75,000	75,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $90,411,176)		75,000,000

32	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.13%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $11,000,119 collateralized by a Corporate/Debt Obligation, 0%, due 4/21/14 original par and fair values of $11,554,966 and $11,550,001, respectively)	$11,000	$11,000,000
RBC Capital Markets LLC, 0.12%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $40,000,400, collateralized by various Corporate/Debt Obligations, 0.36% - 8.88%, due 3/01/15 to 3/01/44 original par and fair values of $39,581,807 and $42,000,001, respectively)	40,000	40,000,000
Total Value of RBC Capital Markets LLC (collateral value of $53,550,002)		51,000,000
SG Americas Securities, 0.29%, 2/03/14 (Purchased on 12/16/13 to be repurchased at $9,003,480, collateralized by various Corporate/Debt Obligations, 0.63% to 12.25%, due 6/15/14 to 10/15/42, original par and fair values of $10,355,842 and $10,092,110, respectively)	9,000	9,000,000
Total Value of SG Americas Securities (collateral value of $10,092,110)		9,000,000
Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.47%, 4/14/14, (Purchased on 1/03/14 to be repurchased at $18,979,994, collateralized by various Corporate/Debt Obligations, 0.00% to 6.42%, due 8/31/15 to 2/10/51, original par and fair values of $131,177,690 and $21,401,162, respectively)	$18,955	$18,955,000
Wells Fargo Securities, LLC, 0.20%, 2/03/14, (Purchased on 9/20/13 to be repurchased at $31,023,422, collateralized by US Government Sponsored Agency and various Corporate/Debt Obligations, 0.00% to 9.30%, due 7/01/15 to 2/10/51, original par and fair values of $58,574,064 and $34,873,975, respectively)	31,000	31,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $56,275,137)		49,955,000
Total Repurchase Agreements — 11.5%		872,955,000
Total Investments (Cost — $7,579,262,021*) — 99.9%		7,579,262,021
Other Assets Less Liabilities — 0.1%		5,834,502

Net Assets — 100.0%		$7,585,096,523

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

FLOATS	Floating Rate Securities
GO	General Obligation Bonds

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014	33

Schedule of Investments (concluded)	Master Premier Institutional Portfolio

HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LOC	Letter of Credit
MTN	Medium-Term Note
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$7,579,262,021	—	$7,579,262,021
[1] See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, cash of $816,270 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

34	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 25, 2014

By:	/s/ NEAL J. ANDREWS
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 25, 2014